MONY CLOSED BLOCK OF BUSINESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Closed block liabilities
Future policy benefits, policyholders' account balances and other policyholder liabilities	$ 5,277	$ 5,406
Policyholder dividend obligation	401	580	$ 279
Other liabilities	10	7
Total closed block liabilities	5,688	5,993
Closed block assets
Fixed maturities, available-for-sale, at fair value	4,633	4,903
Commercial mortgage loans on real estate	68	68
Policy loans	557	596
Cash and other invested assets	73	46
Other assets	83	91
Total closed block assets	5,414	5,704
Excess of reported closed block liabilities over closed block assets	274	289
Portion of above representing accumulated other comprehensive income:
Net unrealized investments gains (losses) net of policyholder dividend obligation: $323 and $493; and net of income tax: $(68) and $(104)	0	0
Future earnings to be recognized from closed block assets and closed block liabilities	274	289
Policyholder dividend obligation	323	493
Policyholder dividend obligation, deferred income tax	(68)	(104)
Reconciliation of the policyholder dividend obligation
Policyholder dividend obligation, beginning balance	580	279
Applicable to net revenue	(9)	(25)
Change in net unrealized investment gains allocated to policyholder dividend obligation	(170)	326
Policyholder dividend obligation, ending balance	401	580	279
Revenues
Premiums and other income	144	154	162
Net investment income	189	202	207
Net gains (losses) - investments and derivatives	28	(2)	(2)
Total revenues	361	354	367
Benefits and other deductions
Benefits and settlement expenses	342	332	337
Other operating expenses	1	2	1
Total benefits and other deductions	343	334	338
Net revenues before income taxes	18	20	29
Income tax expense	5	4	6
Net revenues	$ 13	$ 16	$ 23